13. Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Warrants and Rights Note Disclosure [Abstract]
Schedule of warrant activity
	Warrants Outstanding Number of Shares	Exercise Price per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price per Share	Aggregate Intrinsic Value
Balance at December 31, 2016	1,651,698	$3.30 - 6.00	3.75 years	$3.49	$3,301,913
Warrants Granted	1,286,690	3.30 - 5.30	–	–	ؘ–
Warrants Exercised	1,171,690	3.30	–	–	–
Warrants Expired	–
Balance at September 30, 2017	1,766,698	$3.30 - 6.00	3.94 years	$4.03	$925,097

Exercisable December 31, 2016	1,651,698	$3.30 - 6.00	3.75 years	$3.49	$3,301,913
Exercisable September 30, 2017	1,766,698	$3.30 - 6.00	3.94 years	$4.03	$925,097

	Warrants Outstanding Number of Shares	Exercise Price per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price per Share	Aggregate Intrinsic Value
Balance at December 31, 2015	1,685,032	$3.30 - 6.00	4.75 years	$3.48	$–
Warrants Granted	–	–	–	–	–
Warrants Exercised	33,334	–	–	–	–
Warrants Expired	–	–	–	–	–
Balance at December 31, 2016	1,651,698	$3.30 - 6.00	3.75 years	$3.49	$3,301,913
Exercisable December 31, 2015	1,685,032	$3.30 - 6.00	4.75 years	$3.48	$–
Exercisable December 31, 2016	1,651,698	$3.30 - 6.00	3.75 years	$3.49	$3,301,913